Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000160887 [Member] | Visa Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.22%
C000160887 [Member] | SAP [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.05%
C000160887 [Member] | Securitas Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.95%
C000160887 [Member] | Nestle [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000160887 [Member] | Welltower [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.92%
C000160887 [Member] | Amadeus IT Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%
C000160887 [Member] | Equinix [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%
C000160887 [Member] | Unilever [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000160887 [Member] | Otis Worldwide [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.83%
C000160887 [Member] | Novo Nordisk Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%
C000160887 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.89%
C000160887 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.46%
C000160887 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.22%
C000160887 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%
C000160887 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%
C000160887 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.07%
C000160887 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%
C000160887 [Member] | Convertible Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.64%
C000160887 [Member] | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%
C000160887 [Member] | US Treasury Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.12%
C000160888 [Member] | Visa Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.22%
C000160888 [Member] | SAP [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.05%
C000160888 [Member] | Securitas Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.95%
C000160888 [Member] | Nestle [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000160888 [Member] | Welltower [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.92%
C000160888 [Member] | Amadeus IT Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%
C000160888 [Member] | Equinix [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%
C000160888 [Member] | Unilever [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000160888 [Member] | Otis Worldwide [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.83%
C000160888 [Member] | Novo Nordisk Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%
C000160888 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.89%
C000160888 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.46%
C000160888 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.22%
C000160888 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%
C000160888 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%
C000160888 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.07%
C000160888 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%
C000160888 [Member] | Convertible Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.64%
C000160888 [Member] | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%
C000160888 [Member] | US Treasury Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.12%
C000160889 [Member] | Visa Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.22%
C000160889 [Member] | SAP [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.05%
C000160889 [Member] | Securitas Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.95%
C000160889 [Member] | Nestle [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000160889 [Member] | Welltower [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.92%
C000160889 [Member] | Amadeus IT Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%
C000160889 [Member] | Equinix [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%
C000160889 [Member] | Unilever [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000160889 [Member] | Otis Worldwide [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.83%
C000160889 [Member] | Novo Nordisk Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%
C000160889 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.89%
C000160889 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.46%
C000160889 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.22%
C000160889 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%
C000160889 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%
C000160889 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.07%
C000160889 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%
C000160889 [Member] | Convertible Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.64%
C000160889 [Member] | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%
C000160889 [Member] | US Treasury Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.12%
C000160890 [Member] | Visa Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.22%
C000160890 [Member] | SAP [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.05%
C000160890 [Member] | Securitas Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.95%
C000160890 [Member] | Nestle [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000160890 [Member] | Welltower [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.92%
C000160890 [Member] | Amadeus IT Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%
C000160890 [Member] | Equinix [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%
C000160890 [Member] | Unilever [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000160890 [Member] | Otis Worldwide [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.83%
C000160890 [Member] | Novo Nordisk Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%
C000160890 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.89%
C000160890 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.46%
C000160890 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.22%
C000160890 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%
C000160890 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%
C000160890 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.07%
C000160890 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%
C000160890 [Member] | Convertible Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.64%
C000160890 [Member] | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%
C000160890 [Member] | US Treasury Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.12%
C000160886 [Member] | Visa Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.22%
C000160886 [Member] | SAP [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.05%
C000160886 [Member] | Securitas Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.95%
C000160886 [Member] | Nestle [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000160886 [Member] | Welltower [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.92%
C000160886 [Member] | Amadeus IT Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%
C000160886 [Member] | Equinix [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%
C000160886 [Member] | Unilever [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000160886 [Member] | Otis Worldwide [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.83%
C000160886 [Member] | Novo Nordisk Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%
C000160886 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.89%
C000160886 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.46%
C000160886 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.22%
C000160886 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%
C000160886 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%
C000160886 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.07%
C000160886 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%
C000160886 [Member] | Convertible Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.64%
C000160886 [Member] | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%
C000160886 [Member] | US Treasury Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.12%